MONY Variable Account A

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of MONY Variable Account A and the Board of Directors of
MONY Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise MONY Variable Account A (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more MONY Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 16, 2024

1

Appendix A

The subaccounts that comprise MONY Variable Account A were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
1290 VT Equity Income Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT Equity Income Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT GAMCO Small Company Value Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT Socially Responsible Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT Socially Responsible Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/AB Small Cap Growth Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Aggressive Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/All Asset Growth Allocation Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Capital Group Research Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Conservative Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Conservative-Plus Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Core Bond Index Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Core Plus Bond Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

2

EQ/Global Equity Managed Volatility Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Intermediate Government Bond Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Janus Enterprise Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/JPMorgan Growth Allocation Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Large Cap Value Index Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Loomis Sayles Growth Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/MFS International Growth Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Mid Cap Index Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Moderate Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Moderate-Plus Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Money Market Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Quality Bond PLUS Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

3

EQ/Small Company Index Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Value Equity Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Core Equity Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Health Care Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Technology Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Enterprise Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Forty Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Forty Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Global Research Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Overseas Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

4

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ProFund VP Bear	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ProFund VP Rising Rates Opportunity	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ProFund VP UltraBull	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

5

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares

ASSETS:
Investments at fair value (1)	$8,115	$612,786	$107,472	$12,360,624	$461,494	$2,605	$2,282,260
Receivable from the fund manager	-	24	4	8,651	17	-	94
Receivable from the Company	-	-	-	-	-	-	-
Total assets	8,115	612,810	107,476	12,369,275	461,511	2,605	2,282,354

LIABILITIES:
Payable to the Contracts	-	24	4	8,651	17	-	94
Payable to the Company	-	17	1	44	15	-	-
Total liabilities	-	41	5	8,695	32	-	94

NET ASSETS	$8,115	$612,769	$107,471	$12,360,580	$461,479	$2,605	$2,282,260

ANALYSIS OF NET ASSETS
Accumulation period	$8,115	$612,769	$107,471	$12,360,580	$461,479	$2,605	$2,282,260
Annuity period	-	-	-	-	-	-	-
Total net assets	$8,115	$612,769	$107,471	$12,360,580	$461,479	$2,605	$2,282,260

Fair value per share (NAV)	$4.80	$4.85	$12.11	$69.97	$20.08	$19.63	$69.08
Shares outstanding in the Separate Account	1,690	126,373	8,878	176,668	22,985	133	33,038

(1) Investments in mutual fund shares, at cost	$8,783	$638,260	$109,773	$8,184,082	$264,333	$1,204	$1,433,419

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

6

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IA	EQ/Aggressive Allocation Portfolio, Class B	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/ Conservative Allocation Portfolio, Class B	EQ/ Conservative- Plus Allocation Portfolio, Class B	EQ/Core Bond Index Portfolio, Class IA

ASSETS:
Investments at fair value (1)	$227,129	$161,752	$7,568,648	$2,774,958	$93,745	$416,526	$1,515,514
Receivable from the fund manager	539	6	6,227	102	3	14	66
Receivable from the Company	-	-	-	-	-	-	-
Total assets	227,668	161,758	7,574,875	2,775,060	93,748	416,540	1,515,580

LIABILITIES:
Payable to the Contracts	539	6	6,227	102	3	14	66
Payable to the Company	8	4	26	33	1	7	11
Total liabilities	547	10	6,253	135	4	21	77

NET ASSETS	$227,121	$161,748	$7,568,622	$2,774,925	$93,744	$416,519	$1,515,503

ANALYSIS OF NET ASSETS
Accumulation period	$227,121	$161,748	$7,568,622	$2,774,925	$93,744	$416,519	$1,515,503
Annuity period	-	-	-	-	-	-	-
Total net assets	$227,121	$161,748	$7,568,622	$2,774,925	$93,744	$416,519	$1,515,503

Fair value per share (NAV)	$16.68	$9.86	$17.73	$29.67	$8.18	$8.21	$9.20
Shares outstanding in the Separate Account	13,616	16,402	426,959	93,517	11,464	50,724	164,652

(1) Investments in mutual fund shares, at cost	$251,587	$177,906	$8,417,981	$2,302,793	$107,832	$473,407	$1,625,065

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

7

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Core Plus Bond Portfolio, Class A	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/ Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA

ASSETS:
Investments at fair value (1)	$149,227	$357,523	$462,279	$855,775	$6,070,845	$1,001,367	$1,337,434
Receivable from the fund manager	6	140	24	32	674	41	455
Receivable from the Company	-	-	-	-	2	-	-
Total assets	149,233	357,663	462,303	855,807	6,071,521	1,001,408	1,337,889

LIABILITIES:
Payable to the Contracts	6	140	24	32	674	41	455
Payable to the Company	3	9	3	22	-	31	40
Total liabilities	9	149	27	54	674	72	495

NET ASSETS	$149,224	$357,514	$462,276	$855,753	$6,070,847	$1,001,336	$1,337,394

ANALYSIS OF NET ASSETS
Accumulation period	$149,224	$357,514	$462,276	$855,753	$6,070,847	$1,001,336	$1,337,394
Annuity period	-	-	-	-	-	-	-
Total net assets	$149,224	$357,514	$462,276	$855,753	$6,070,847	$1,001,336	$1,337,394

Fair value per share (NAV)	$3.50	$16.13	$9.50	$20.44	$56.15	$29.25	$9.98
Shares outstanding in the Separate Account	42,629	22,165	48,641	41,857	108,116	34,238	133,995

(1) Investments in mutual fund shares, at cost	$162,493	$302,160	$483,880	$773,337	$3,904,632	$976,152	$1,024,200

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

8

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B	EQ/Moderate- Plus Allocation Portfolio, Class B

ASSETS:
Investments at fair value (1)	$336,898	$5,492,776	$1,641,437	$676,496	$1,549,848	$572,494	$435,149
Receivable from the fund manager	12	818	59	295	343	21	16
Receivable from the Company	-	-	-	-	-	-	-
Total assets	336,910	5,493,594	1,641,496	676,791	1,550,191	572,515	435,165

LIABILITIES:
Payable to the Contracts	12	818	59	295	343	21	16
Payable to the Company	9	61	34	21	49	11	10
Total liabilities	21	879	93	316	392	32	26

NET ASSETS	$336,889	$5,492,715	$1,641,403	$676,475	$1,549,799	$572,483	$435,139

ANALYSIS OF NET ASSETS
Accumulation period	$336,889	$5,492,715	$1,641,403	$676,475	$1,549,799	$572,483	$435,139
Annuity period	-	-	-	-	-	-	-
Total net assets	$336,889	$5,492,715	$1,641,403	$676,475	$1,549,799	$572,483	$435,139

Fair value per share (NAV)	$17.79	$10.32	$7.30	$15.57	$16.25	$11.82	$9.33
Shares outstanding in the Separate Account	18,942	532,470	224,973	43,439	95,403	48,417	46,651

(1) Investments in mutual fund shares, at cost	$273,718	$4,069,039	$1,611,919	$507,752	$1,218,647	$650,226	$485,570

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

9

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class

ASSETS:
Investments at fair value (1)	$984,375	$988,822	$186,826	$267,203	$362,170	$666,904	$2,204,683
Receivable from the fund manager	535	39	10	44	13	25	82
Receivable from the Company	8	-	-	-	-	-	-
Total assets	984,918	988,861	186,836	267,247	362,183	666,929	2,204,765

LIABILITIES:
Payable to the Contracts	535	39	10	44	13	25	82
Payable to the Company	-	52	-	2	11	20	-
Total liabilities	535	91	10	46	24	45	82

NET ASSETS	$984,383	$988,770	$186,826	$267,201	$362,159	$666,884	$2,204,683

ANALYSIS OF NET ASSETS
Accumulation period	$984,383	$988,770	$186,826	$267,201	$362,159	$666,884	$2,204,683
Annuity period	-	-	-	-	-	-	-
Total net assets	$984,383	$988,770	$186,826	$267,201	$362,159	$666,884	$2,204,683

Fair value per share (NAV)	$1.00	$7.22	$9.74	$7.68	$11.06	$22.01	$48.30
Shares outstanding in the Separate Account	983,650	136,883	19,174	34,770	32,740	30,298	45,646

(1) Investments in mutual fund shares, at cost	$984,294	$1,584,092	$191,007	$307,042	$364,952	$586,930	$1,436,035

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

10

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I

ASSETS:
Investments at fair value (1)	$946,843	$749,184	$258,277	$81,251	$1,153,910	$503,434	$468,557
Receivable from the fund manager	404	29	10	100	325	150	19
Receivable from the Company	-	-	-	-	-	-	-
Total assets	947,247	749,213	258,287	81,351	1,154,235	503,584	468,576

LIABILITIES:
Payable to the Contracts	404	29	10	100	325	150	19
Payable to the Company	16	24	7	2	41	10	20
Total liabilities	420	53	17	102	366	160	39

NET ASSETS	$946,827	$749,160	$258,270	$81,249	$1,153,869	$503,424	$468,537

ANALYSIS OF NET ASSETS
Accumulation period	$946,827	$749,160	$258,270	$81,249	$1,153,869	$503,424	$468,537
Annuity period	-	-	-	-	-	-	-
Total net assets	$946,827	$749,160	$258,270	$81,249	$1,153,869	$503,424	$468,537

Fair value per share (NAV)	$14.20	$26.93	$24.24	$9.67	$35.50	$25.91	$18.50
Shares outstanding in the Separate Account	66,679	27,820	10,655	8,403	32,505	19,430	25,327

(1) Investments in mutual fund shares, at cost	$957,650	$650,230	$221,280	$71,576	$1,078,231	$450,413	$458,911

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

11

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class

ASSETS:
Investments at fair value (1)	$676,392	$1,588,153	$1,353,927	$496,388	$700,644	$377,298	$210,090
Receivable from the fund manager	25	59	50	19	26	461	10
Receivable from the Company	-	-	-	-	-	-	-
Total assets	676,417	1,588,212	1,353,977	496,407	700,670	377,759	210,100

LIABILITIES:
Payable to the Contracts	25	59	50	19	26	461	10
Payable to the Company	14	42	43	16	17	4	10
Total liabilities	39	101	93	35	43	465	20

NET ASSETS	$676,378	$1,588,111	$1,353,884	$496,372	$700,627	$377,294	$210,080

ANALYSIS OF NET ASSETS
Accumulation period	$676,378	$1,588,111	$1,353,884	$496,372	$700,627	$377,294	$210,080
Annuity period	-	-	-	-	-	-	-
Total net assets	$676,378	$1,588,111	$1,353,884	$496,372	$700,627	$377,294	$210,080

Fair value per share (NAV)	$45.28	$76.52	$47.35	$42.49	$61.10	$40.08	$32.25
Shares outstanding in the Separate Account	14,938	20,755	28,594	11,682	11,467	9,414	6,514

(1) Investments in mutual fund shares, at cost	$463,901	$1,192,770	$1,058,866	$423,442	$442,773	$364,931	$189,425

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

12

MONY VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

ASSETS:
Investments at fair value (1)	$75,533	$10,307	$5,901	$623,015
Receivable from the fund manager	5	-	-	24
Receivable from the Company	-	-	-	-
Total assets	75,538	10,307	5,901	623,039

LIABILITIES:
Payable to the Contracts	5	-	-	24
Payable to the Company	1	-	-	36
Total liabilities	6	-	-	60

NET ASSETS	$75,532	$10,307	$5,901	$622,979

ANALYSIS OF NET ASSETS
Accumulation period	$75,532	$10,307	$5,901	$622,979
Annuity period	-	-	-	-
Total net assets	$75,532	$10,307	$5,901	$622,979

Fair value per share (NAV)	$9.62	$14.39	$44.70	$30.02
Shares outstanding in the Separate Account	7,852	716	132	20,753

(1) Investments in mutual fund shares, at cost	$100,298	$46,495	$9,527	$694,075

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

13

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares

INVESTMENT INCOME:
Dividend income	$165	$12,325	$1,939	$72,323	$3,078	$18	$30,690

EXPENSES:
Mortality and expense risk	95	8,811	1,457	157,443	5,626	95	29,073

NET INVESTMENT INCOME (LOSS)	70	3,514	482	(85,120)	(2,548)	(77)	1,617

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(9)	(2,080)	(275)	814,845	6,231	6,754	70,178
Capital gain distributions	487	36,837	3,113	814,721	9,298	54	80,230

Net realized gain (loss) on investments	478	34,757	2,838	1,629,566	15,529	6,808	150,408

Change in net unrealized appreciation (depreciation) on investments	(228)	(16,637)	5,049	576,870	82,875	(5,251)	312,887

Net realized and unrealized gain (loss) on investments	250	18,120	7,887	2,206,436	98,404	1,557	463,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$320	$21,634	$8,369	$2,121,316	$95,856	$1,480	$464,912

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

14

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IA	EQ/Aggressive Allocation Portfolio, Class B	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/ Conservative Allocation Portfolio, Class B	EQ/ Conservative- Plus Allocation Portfolio, Class B	EQ/Core Bond Index Portfolio, Class IA

INVESTMENT INCOME:
Dividend income	$514	$2,092	$135,548	$8,831	$2,169	$8,196	$31,565

EXPENSES:
Mortality and expense risk	2,949	1,877	95,409	34,652	1,192	4,981	21,044

NET INVESTMENT INCOME (LOSS)	(2,435)	215	40,139	(25,821)	977	3,215	10,521

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,898)	(312)	(189,650)	29,808	(1,544)	(1,176)	(19,321)
Capital gain distributions	325	4,491	126,128	128,005	770	8,961	-

Net realized gain (loss) on investments	(3,573)	4,179	(63,522)	157,813	(774)	7,785	(19,321)

Change in net unrealized appreciation (depreciation) on investments	38,238	19,069	924,352	373,849	5,873	25,330	57,415

Net realized and unrealized gain (loss) on investments	34,665	23,248	860,830	531,662	5,099	33,115	38,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,230	$23,463	$900,969	$505,841	$6,076	$36,330	$48,615

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

15

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Core Plus Bond Portfolio, Class A	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/ Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA

INVESTMENT INCOME:
Dividend income	$3,426	$2,940	$12,351	$262	$-	$3,697	$20,537

EXPENSES:
Mortality and expense risk	1,860	4,613	6,706	11,685	71,724	12,269	18,264

NET INVESTMENT INCOME (LOSS)	1,566	(1,673)	5,645	(11,423)	(71,724)	(8,572)	2,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,660)	3,811	(6,245)	13,732	340,509	(8,633)	35,426
Capital gain distributions	-	13,867	-	55,942	822,392	80,976	37,492

Net realized gain (loss) on investments	(1,660)	17,678	(6,245)	69,674	1,162,901	72,343	72,918

Change in net unrealized appreciation (depreciation) on investments	4,882	44,865	13,400	65,193	926,931	218,575	39,463

Net realized and unrealized gain (loss) on investments	3,222	62,543	7,155	134,867	2,089,832	290,918	112,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,788	$60,870	$12,800	$123,444	$2,018,108	$282,346	$114,654

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

16

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B	EQ/ Moderate- Plus Allocation Portfolio, Class B

INVESTMENT INCOME:
Dividend income	$5,186	$-	$19,745	$6,341	$21,084	$10,657	$6,800

EXPENSES:
Mortality and expense risk	4,063	66,284	21,068	8,968	21,589	7,927	6,747

NET INVESTMENT INCOME (LOSS)	1,123	(66,284)	(1,323)	(2,627)	(505)	2,730	53

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,734	73,549	1,916	24,095	54,371	(30,192)	(31,484)
Capital gain distributions	17,443	219,971	59,857	24,987	71,218	12,056	12,165

Net realized gain (loss) on investments	20,177	293,520	61,773	49,082	125,589	(18,136)	(19,319)

Change in net unrealized appreciation (depreciation) on investments	16,976	1,452,853	134,084	43,079	41,059	75,625	90,940

Net realized and unrealized gain (loss) on investments	37,153	1,746,373	195,857	92,161	166,648	57,489	71,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,276	$1,680,089	$194,534	$89,534	$166,143	$60,219	$71,674

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

17

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$49,239	$14	$7,432	$5,768	$3,865	$7,092	$7,860

EXPENSES:
Mortality and expense risk	16,290	12,877	2,374	3,878	4,705	8,390	29,207

NET INVESTMENT INCOME (LOSS)	32,949	(12,863)	5,058	1,890	(840)	(1,298)	(21,347)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21	(100,257)	(285)	(10,647)	311	(1,046)	130,749
Capital gain distributions	-	-	-	-	11,159	1,114	73,680

Net realized gain (loss) on investments	21	(100,257)	(285)	(10,647)	11,470	68	204,429

Change in net unrealized appreciation (depreciation) on investments	81	369,706	3,008	16,551	40,695	103,821	406,464

Net realized and unrealized gain (loss) on investments	102	269,449	2,723	5,904	52,165	103,889	610,893

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,051	$256,586	$7,781	$7,794	$51,325	$102,591	$589,546

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

18

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I

INVESTMENT INCOME:
Dividend income	$48,966	$6,701	$5,095	$437	$-	$-	$-

EXPENSES:
Mortality and expense risk	12,626	10,695	3,415	1,018	14,676	6,977	5,655

NET INVESTMENT INCOME (LOSS)	36,340	(3,994)	1,680	(581)	(14,676)	(6,977)	(5,655)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	359	20,264	2,193	498	4,181	2,057	(5,232)
Capital gain distributions	59,363	76,905	20,984	56	124,420	-	-

Net realized gain (loss) on investments	59,722	97,169	23,177	554	128,601	2,057	(5,232)

Change in net unrealized appreciation (depreciation) on investments	(29,137)	(17,090)	(6,703)	15,022	181,073	11,718	156,012

Net realized and unrealized gain (loss) on investments	30,585	80,079	16,474	15,576	309,674	13,775	150,780

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,925	$76,085	$18,154	$14,995	$294,998	$6,798	$145,125

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

19

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class

INVESTMENT INCOME:
Dividend income	$13,737	$2,407	$2,337	$550	$6,149	$5,776	$8,518

EXPENSES:
Mortality and expense risk	8,822	22,029	16,192	6,581	9,076	5,450	3,950

NET INVESTMENT INCOME (LOSS)	4,915	(19,622)	(13,855)	(6,031)	(2,927)	326	4,568

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	15,617	66,476	7,088	2,933	32,000	3,815	10,433
Capital gain distributions	-	109,910	-	-	19,022	-	13,181

Net realized gain (loss) on investments	15,617	176,386	7,088	2,933	51,022	3,815	23,614

Change in net unrealized appreciation (depreciation) on investments	64,143	82,884	390,732	159,077	101,577	32,691	(37,854)

Net realized and unrealized gain (loss) on investments	79,760	259,270	397,820	162,010	152,599	36,506	(14,240)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,675	$239,648	$383,965	$155,979	$149,672	$36,832	$(9,672)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

20

MONY VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INVESTMENT INCOME:
Dividend income	$2,101	$36	$8	$-

EXPENSES:
Mortality and expense risk	1,254	148	76	7,986

NET INVESTMENT INCOME (LOSS)	847	(112)	(68)	(7,986)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(16,503)	(1,114)	(49)	(59,597)
Capital gain distributions	1,019	-	-	-

Net realized gain (loss) on investments	(15,484)	(1,114)	(49)	(59,597)

Change in net unrealized appreciation (depreciation) on investments	17,259	(839)	146	269,672

Net realized and unrealized gain (loss) on investments	1,775	(1,953)	97	210,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,622	$(2,065)	$29	$202,089

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

21

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$70	$3,514	$482	$(85,120)	$(2,548)	$(77)	$1,617
Net realized gain (loss) on investments	478	34,757	2,838	1,629,566	15,529	6,808	150,408
Change in net unrealized appreciation (depreciation) on investments	(228)	(16,637)	5,049	576,870	82,875	(5,251)	312,887

Net increase (decrease) in net assets resulting from operations	320	21,634	8,369	2,121,316	95,856	1,480	464,912

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	128	700	7,180	300	-	5,350
Contract maintenance charges	(18)	(44)	(6)	(3,241)	-	-	-
Contract owners' benefits	-	(60,761)	(9,133)	(1,850,908)	(10,092)	(13,805)	(185,952)
Net transfers (to) from the Company and/or Subaccounts	-	5,589	(3)	(183,291)	(295)	(3)	(11,190)

Increase (decrease) in net assets resulting from Contract transactions	(18)	(55,088)	(8,442)	(2,030,260)	(10,087)	(13,808)	(191,792)

Total increase (decrease) in net assets	302	(33,454)	(73)	91,056	85,769	(12,328)	273,120

NET ASSETS:
Beginning of period	7,813	646,223	107,544	12,269,524	375,710	14,933	2,009,140

End of period	$8,115	$612,769	$107,471	$12,360,580	$461,479	$2,605	$2,282,260

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

22

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IA	EQ/Aggressive Allocation Portfolio, Class B	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/ Conservative Allocation Portfolio, Class B	EQ/ Conservative- Plus Allocation Portfolio, Class B	EQ/Core Bond Index Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,435)	$215	$40,139	$(25,821)	$977	$3,215	$10,521
Net realized gain (loss) on investments	(3,573)	4,179	(63,522)	157,813	(774)	7,785	(19,321)
Change in net unrealized appreciation (depreciation) on investments	38,238	19,069	924,352	373,849	5,873	25,330	57,415

Net increase (decrease) in net assets resulting from operations	32,230	23,463	900,969	505,841	6,076	36,330	48,615

CONTRACT TRANSACTIONS:
Contract owners' net payments	988	-	14,137	3,513	753	-	12,089
Contract maintenance charges	(32)	(95)	(4,840)	(183)	(9)	(45)	(286)
Contract owners' benefits	(13,444)	-	(913,644)	(207,036)	(8,132)	(1,746)	(202,342)
Net transfers (to) from the Company and/or Subaccounts	(263)	(8)	(31,403)	10,289	(1)	(11)	(15,785)

Increase (decrease) in net assets resulting from Contract transactions	(12,751)	(103)	(935,750)	(193,417)	(7,389)	(1,802)	(206,324)

Total increase (decrease) in net assets	19,479	23,360	(34,781)	312,424	(1,313)	34,528	(157,709)

NET ASSETS:
Beginning of period	207,642	138,388	7,603,403	2,462,501	95,057	381,991	1,673,212

End of period	$227,121	$161,748	$7,568,622	$2,774,925	$93,744	$416,519	$1,515,503

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

23

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Core Plus Bond Portfolio, Class A	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/ Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,566	$(1,673)	$5,645	$(11,423)	$(71,724)	$(8,572)	$2,273
Net realized gain (loss) on investments	(1,660)	17,678	(6,245)	69,674	1,162,901	72,343	72,918
Change in net unrealized appreciation (depreciation) on investments	4,882	44,865	13,400	65,193	926,931	218,575	39,463

Net increase (decrease) in net assets resulting from operations	4,788	60,870	12,800	123,444	2,018,108	282,346	114,654

CONTRACT TRANSACTIONS:
Contract owners' net payments	110	767	800	31	22,604	1,370	2,757
Contract maintenance charges	(44)	(44)	(208)	(60)	(2,343)	-	(107)
Contract owners' benefits	(14,161)	(20,872)	(116,192)	(131,599)	(696,072)	(82,427)	(135,607)
Net transfers (to) from the Company and/or Subaccounts	-	(2,641)	(16,196)	(19,694)	(87,938)	(12,180)	16,629

Increase (decrease) in net assets resulting from Contract transactions	(14,095)	(22,790)	(131,796)	(151,322)	(763,749)	(93,237)	(116,328)

Total increase (decrease) in net assets	(9,307)	38,080	(118,996)	(27,878)	1,254,359	189,109	(1,674)

NET ASSETS:
Beginning of period	158,531	319,434	581,272	883,631	4,816,488	812,227	1,339,068

End of period	$149,224	$357,514	$462,276	$855,753	$6,070,847	$1,001,336	$1,337,394

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

24

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B	EQ/ Moderate- Plus Allocation Portfolio, Class B

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,123	$(66,284)	$(1,323)	$(2,627)	$(505)	$2,730	$53
Net realized gain (loss) on investments	20,177	293,520	61,773	49,082	125,589	(18,136)	(19,319)
Change in net unrealized appreciation (depreciation) on investments	16,976	1,452,853	134,084	43,079	41,059	75,625	90,940

Net increase (decrease) in net assets resulting from operations	38,276	1,680,089	194,534	89,534	166,143	60,219	71,674

CONTRACT TRANSACTIONS:
Contract owners' net payments	60	11,009	1,990	4,559	5,957	-	-
Contract maintenance charges	(77)	(361)	(461)	(133)	(153)	(92)	(85)
Contract owners' benefits	(13,020)	(316,482)	(86,221)	(79,822)	(209,891)	(161,791)	(194,891)
Net transfers (to) from the Company and/or Subaccounts	(10,045)	(66,033)	(4,658)	(7,250)	(36,972)	(21)	(30)

Increase (decrease) in net assets resulting from Contract transactions	(23,082)	(371,867)	(89,350)	(82,646)	(241,059)	(161,904)	(195,006)

Total increase (decrease) in net assets	15,194	1,308,222	105,184	6,888	(74,916)	(101,685)	(123,332)

NET ASSETS:
Beginning of period	321,695	4,184,493	1,536,219	669,587	1,624,715	674,168	558,471

End of period	$336,889	$5,492,715	$1,641,403	$676,475	$1,549,799	$572,483	$435,139

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

25

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32,949	$(12,863)	$5,058	$1,890	$(840)	$(1,298)	$(21,347)
Net realized gain (loss) on investments	21	(100,257)	(285)	(10,647)	11,470	68	204,429
Change in net unrealized appreciation (depreciation) on investments	81	369,706	3,008	16,551	40,695	103,821	406,464

Net increase (decrease) in net assets resulting from operations	33,051	256,586	7,781	7,794	51,325	102,591	589,546

CONTRACT TRANSACTIONS:
Contract owners' net payments	53,383	428	-	8,372	37	600	5,170
Contract maintenance charges	(382)	(54)	(29)	(120)	(64)	(52)	-
Contract owners' benefits	(1,514,923)	(90,323)	(2,676)	(72,549)	(48,113)	(48,981)	(333,168)
Net transfers (to) from the Company and/or Subaccounts	989,952	(11,829)	(4,701)	1,468	(1,126)	984	(76,388)

Increase (decrease) in net assets resulting from Contract transactions	(471,970)	(101,778)	(7,406)	(62,829)	(49,266)	(47,449)	(404,386)

Total increase (decrease) in net assets	(438,919)	154,808	375	(55,035)	2,059	55,142	185,160

NET ASSETS:
Beginning of period	1,423,302	833,962	186,451	322,236	360,100	611,742	2,019,523

End of period	$984,383	$988,770	$186,826	$267,201	$362,159	$666,884	$2,204,683

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

26

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,340	$(3,994)	$1,680	$(581)	$(14,676)	$(6,977)	$(5,655)
Net realized gain (loss) on investments	59,722	97,169	23,177	554	128,601	2,057	(5,232)
Change in net unrealized appreciation (depreciation) on investments	(29,137)	(17,090)	(6,703)	15,022	181,073	11,718	156,012

Net increase (decrease) in net assets resulting from operations	66,925	76,085	18,154	14,995	294,998	6,798	145,125

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,364	-	1,070	988	3,203	1,800	35
Contract maintenance charges	(145)	(74)	(11)	(17)	(73)	(31)	(30)
Contract owners' benefits	(124,508)	(92,017)	(12,175)	(16,095)	(60,231)	(30,277)	(28,557)
Net transfers (to) from the Company and/or Subaccounts	571	(36,525)	(4)	(42)	(20,950)	(76)	24,015

Increase (decrease) in net assets resulting from Contract transactions	(120,718)	(128,616)	(11,120)	(15,166)	(78,051)	(28,584)	(4,537)

Total increase (decrease) in net assets	(53,793)	(52,531)	7,034	(171)	216,947	(21,786)	140,588

NET ASSETS:
Beginning of period	1,000,620	801,691	251,236	81,420	936,922	525,210	327,949

End of period	$946,827	$749,160	$258,270	$81,249	$1,153,869	$503,424	$468,537

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

27

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,915	$(19,622)	$(13,855)	$(6,031)	$(2,927)	$326	$4,568
Net realized gain (loss) on investments	15,617	176,386	7,088	2,933	51,022	3,815	23,614
Change in net unrealized appreciation (depreciation) on investments	64,143	82,884	390,732	159,077	101,577	32,691	(37,854)

Net increase (decrease) in net assets resulting from operations	84,675	239,648	383,965	155,979	149,672	36,832	(9,672)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,716	6,038	2,278	-	3,196	1,330	-
Contract maintenance charges	-	-	-	(58)	-	(105)	(30)
Contract owners' benefits	(41,838)	(133,496)	(45,678)	(100,590)	(73,614)	(75,732)	(59,882)
Net transfers (to) from the Company and/or Subaccounts	(100)	(167,574)	(27,108)	(13,585)	(20,330)	(5,203)	(4,983)

Increase (decrease) in net assets resulting from Contract transactions	(40,222)	(295,032)	(70,508)	(114,233)	(90,748)	(79,710)	(64,895)

Total increase (decrease) in net assets	44,453	(55,384)	313,457	41,746	58,924	(42,878)	(74,567)

NET ASSETS:
Beginning of period	631,925	1,643,495	1,040,427	454,626	641,703	420,172	284,647

End of period	$676,378	$1,588,111	$1,353,884	$496,372	$700,627	$377,294	$210,080

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

28

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$847	$(112)	$(68)	$(7,986)
Net realized gain (loss) on investments	(15,484)	(1,114)	(49)	(59,597)
Change in net unrealized appreciation (depreciation) on investments	17,259	(839)	146	269,672

Net increase (decrease) in net assets resulting from operations	2,622	(2,065)	29	202,089

CONTRACT TRANSACTIONS:
Contract owners' net payments	38	-	-	-
Contract maintenance charges	(18)	-	(1)	(34)
Contract owners' benefits	(33,356)	(366)	(7)	(9,489)
Net transfers (to) from the Company and/or Subaccounts	(8,261)	1	-	(116,562)

Increase (decrease) in net assets resulting from Contract transactions	(41,597)	(365)	(8)	(126,085)

Total increase (decrease) in net assets	(38,975)	(2,430)	21	76,004

NET ASSETS:
Beginning of period	114,507	12,737	5,880	546,975

End of period	$75,532	$10,307	$5,901	$622,979

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

29

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46	$2,291	$(1,110)	$(104,495)	$(3,128)	$(130)	$(549)
Net realized gain (loss) on investments	419	35,548	3,259	1,187,520	15,834	208	309,777
Change in net unrealized appreciation (depreciation) on investments	(326)	(27,871)	(10,690)	(2,923,520)	(131,703)	(4,600)	(846,901)

Net increase (decrease) in net assets resulting from operations	139	9,968	(8,541)	(1,840,495)	(118,997)	(4,522)	(537,673)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	150	700	12,470	3,482	-	7,010
Contract maintenance charges	(17)	(46)	(6)	(3,636)	-	-	-
Contract owners' benefits	-	(30,844)	(1,796)	(1,214,733)	(12,960)	-	(289,898)
Net transfers (to) from the Company and/or Subaccounts	-	(1,005)	(6)	(204,629)	(18,136)	4	(5,218)

Increase (decrease) in net assets resulting from Contract transactions	(17)	(31,745)	(1,108)	(1,410,528)	(27,614)	4	(288,106)

Total increase (decrease) in net assets	122	(21,777)	(9,649)	(3,251,023)	(146,611)	(4,518)	(825,779)

NET ASSETS:
Beginning of period	7,691	668,000	117,193	15,520,547	522,321	19,451	2,834,919

End of period	$7,813	$646,223	$107,544	$12,269,524	$375,710	$14,933	$2,009,140

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

30

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IA	EQ/Aggressive Allocation Portfolio, Class B	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/ Conservative Allocation Portfolio, Class B	EQ/ Conservative- Plus Allocation Portfolio, Class B	EQ/Core Bond Index Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,986)	$(733)	$(6,303)	$(31,904)	$184	$498	$5,046
Net realized gain (loss) on investments	5,901	20,817	390,453	360,950	3,418	26,526	218
Change in net unrealized appreciation (depreciation) on investments	(93,512)	(58,560)	(1,988,622)	(988,904)	(18,675)	(87,724)	(193,456)

Net increase (decrease) in net assets resulting from operations	(90,597)	(38,476)	(1,604,472)	(659,858)	(15,073)	(60,700)	(188,192)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,054	-	11,520	3,340	850	75,000	2,616
Contract maintenance charges	(34)	(95)	(5,522)	(176)	(10)	(45)	(362)
Contract owners' benefits	(19,916)	(47,916)	(1,099,885)	(196,424)	(266)	(1,994)	(40,805)
Net transfers (to) from the Company and/or Subaccounts	1,136	10	(240,524)	(6,773)	3	(721)	(3,618)

Increase (decrease) in net assets resulting from Contract transactions	(17,760)	(48,001)	(1,334,411)	(200,033)	577	72,240	(42,169)

Total increase (decrease) in net assets	(108,357)	(86,477)	(2,938,883)	(859,891)	(14,496)	11,540	(230,361)

NET ASSETS:
Beginning of period	315,999	224,865	10,542,286	3,322,392	109,553	370,451	1,903,573

End of period	$207,642	$138,388	$7,603,403	$2,462,501	$95,057	$381,991	$1,673,212

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

31

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	EQ/Core Plus Bond Portfolio, Class A	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/ Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,600	$(3,471)	$(2,720)	$(12,857)	$(80,322)	$(13,010)	$434
Net realized gain (loss) on investments	(6,033)	9,736	(3,906)	69,163	455,447	116,774	47,489
Change in net unrealized appreciation (depreciation) on investments	(30,928)	(96,686)	(56,628)	(255,418)	(3,820,915)	(525,698)	(194,887)

Net increase (decrease) in net assets resulting from operations	(35,361)	(90,421)	(63,254)	(199,112)	(3,445,790)	(421,934)	(146,964)

CONTRACT TRANSACTIONS:
Contract owners' net payments	132	814	872	31	13,374	1,370	2,920
Contract maintenance charges	(58)	(44)	(245)	(74)	(2,581)	-	(118)
Contract owners' benefits	(18,269)	(923)	(39,914)	(48,707)	(522,740)	(177,807)	(52,188)
Net transfers (to) from the Company and/or Subaccounts	(33,651)	(1,966)	(36,266)	(8,181)	(153,856)	1,632	(11,316)

Increase (decrease) in net assets resulting from Contract transactions	(51,846)	(2,119)	(75,553)	(56,931)	(665,803)	(174,805)	(60,702)

Total increase (decrease) in net assets	(87,207)	(92,540)	(138,807)	(256,043)	(4,111,593)	(596,739)	(207,666)

NET ASSETS:
Beginning of period	245,738	411,974	720,079	1,139,674	8,928,081	1,408,966	1,546,734

End of period	$158,531	$319,434	$581,272	$883,631	$4,816,488	$812,227	$1,339,068

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

32

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B	EQ/ Moderate- Plus Allocation Portfolio, Class B

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$60	$(65,951)	$(7,155)	$(3,026)	$(8,576)	$(870)	$(1,771)
Net realized gain (loss) on investments	13,714	604,799	58,124	65,320	63,134	51,092	59,507
Change in net unrealized appreciation (depreciation) on investments	(60,829)	(2,390,576)	(366,852)	(187,121)	(368,056)	(189,242)	(184,980)

Net increase (decrease) in net assets resulting from operations	(47,055)	(1,851,728)	(315,883)	(124,827)	(313,498)	(139,020)	(127,244)

CONTRACT TRANSACTIONS:
Contract owners' net payments	60	14,884	2,040	3,735	6,032	-	-
Contract maintenance charges	(77)	(349)	(488)	(138)	(185)	(93)	(89)
Contract owners' benefits	(1,427)	(458,599)	(68,515)	(63,964)	(54,039)	(22,295)	(24,436)
Net transfers (to) from the Company and/or Subaccounts	(1,274)	2,963	(16,545)	(3,981)	(10,421)	40	39

Increase (decrease) in net assets resulting from Contract transactions	(2,718)	(441,101)	(83,508)	(64,348)	(58,613)	(22,348)	(24,486)

Total increase (decrease) in net assets	(49,773)	(2,292,829)	(399,391)	(189,175)	(372,111)	(161,368)	(151,730)

NET ASSETS:
Beginning of period	371,468	6,477,322	1,935,610	858,762	1,996,826	835,536	710,201

End of period	$321,695	$4,184,493	$1,536,219	$669,587	$1,624,715	$674,168	$558,471

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

33

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,734)	$(14,870)	$(60)	$(2,310)	$(1,624)	$(1,871)	$(23,428)
Net realized gain (loss) on investments	6	(80,753)	(908)	(1,704)	12,849	13,294	238,346
Change in net unrealized appreciation (depreciation) on investments	-	(628,357)	(3,215)	(39,896)	(108,344)	(132,104)	(1,073,985)

Net increase (decrease) in net assets resulting from operations	(2,728)	(723,980)	(4,183)	(43,910)	(97,119)	(120,681)	(859,067)

CONTRACT TRANSACTIONS:
Contract owners' net payments	85,660	450	-	840	37	600	14,565
Contract maintenance charges	(493)	(65)	(32)	(133)	(66)	(61)	-
Contract owners' benefits	(473,788)	(113,469)	(13,699)	(10,468)	(4,501)	(13,921)	(388,390)
Net transfers (to) from the Company and/or Subaccounts	703,406	16,117	(14,296)	(11,178)	(5,026)	(955)	(9,904)

Increase (decrease) in net assets resulting from Contract transactions	314,785	(96,967)	(28,027)	(20,939)	(9,556)	(14,337)	(383,729)

Total increase (decrease) in net assets	312,057	(820,947)	(32,210)	(64,849)	(106,675)	(135,018)	(1,242,796)

NET ASSETS:
Beginning of period	1,111,245	1,654,909	218,661	387,085	466,775	746,760	3,262,319

End of period	$1,423,302	$833,962	$186,451	$322,236	$360,100	$611,742	$2,019,523

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

34

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,812	$(4,871)	$1,225	$(824)	$(15,081)	$(7,461)	$(5,906)
Net realized gain (loss) on investments	27,330	116,946	41,937	5,946	196,130	79,507	164,857
Change in net unrealized appreciation (depreciation) on investments	(141,793)	(226,736)	(51,885)	(29,188)	(666,994)	(165,915)	(396,122)

Net increase (decrease) in net assets resulting from operations	(76,651)	(114,661)	(8,723)	(24,066)	(485,945)	(93,869)	(237,171)

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,552	4,395	200	1,054	3,291	1,800	100
Contract maintenance charges	(150)	(86)	(15)	(18)	(84)	(38)	(35)
Contract owners' benefits	(56,974)	(53,227)	(23,445)	(656)	(71,438)	(17,511)	(46,650)
Net transfers (to) from the Company and/or Subaccounts	(29,428)	(126)	(5,989)	14	4,640	(10,005)	74

Increase (decrease) in net assets resulting from Contract transactions	(83,000)	(49,044)	(29,249)	394	(63,591)	(25,754)	(46,511)

Total increase (decrease) in net assets	(159,651)	(163,705)	(37,972)	(23,672)	(549,536)	(119,623)	(283,682)

NET ASSETS:
Beginning of period	1,160,271	965,396	289,208	105,092	1,486,458	644,833	611,631

End of period	$1,000,620	$801,691	$251,236	$81,420	$936,922	$525,210	$327,949

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

35

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$374	$(17,098)	$(14,273)	$(7,296)	$1,926	$1,358	$2,437
Net realized gain (loss) on investments	41,328	311,223	216,643	89,344	100,620	(1,887)	16,493
Change in net unrealized appreciation (depreciation) on investments	(184,415)	(649,328)	(785,296)	(343,807)	(282,642)	(51,157)	(21,632)

Net increase (decrease) in net assets resulting from operations	(142,713)	(355,203)	(582,926)	(261,759)	(180,096)	(51,686)	(2,702)

CONTRACT TRANSACTIONS:
Contract owners' net payments	13	10,130	5,334	-	6,454	1,459	-
Contract maintenance charges	-	-	-	(67)	-	(104)	(40)
Contract owners' benefits	(27,577)	(79,801)	(145,434)	(33,519)	(55,543)	(33,388)	(12,582)
Net transfers (to) from the Company and/or Subaccounts	15,078	(8,919)	599	(14,858)	(14,280)	(2,256)	(5,985)

Increase (decrease) in net assets resulting from Contract transactions	(12,486)	(78,590)	(139,501)	(48,444)	(63,369)	(34,289)	(18,607)

Total increase (decrease) in net assets	(155,199)	(433,793)	(722,427)	(310,203)	(243,465)	(85,975)	(21,309)

NET ASSETS:
Beginning of period	787,124	2,077,288	1,762,854	764,829	885,168	506,147	305,956

End of period	$631,925	$1,643,495	$1,040,427	$454,626	$641,703	$420,172	$284,647

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

36

MONY VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	ProFund VP Bear	ProFund VP Rising Rates Opportunity	ProFund VP UltraBull

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$176	$(160)	$(69)	$(9,226)
Net realized gain (loss) on investments	(9,661)	(1,113)	(1,107)	165,426
Change in net unrealized appreciation (depreciation) on investments	(9,731)	3,031	3,497	(522,210)

Net increase (decrease) in net assets resulting from operations	(19,216)	1,758	2,321	(366,010)

CONTRACT TRANSACTIONS:
Contract owners' net payments	60	-	-	-
Contract maintenance charges	(22)	-	-	(37)
Contract owners' benefits	(34,808)	(400)	(15)	(6,960)
Net transfers (to) from the Company and/or Subaccounts	(65)	(2)	(775)	287

Increase (decrease) in net assets resulting from Contract transactions	(34,835)	(402)	(790)	(6,710)

Total increase (decrease) in net assets	(54,051)	1,356	1,531	(372,720)

NET ASSETS:
Beginning of period	168,558	11,381	4,349	919,695

End of period	$114,507	$12,737	$5,880	$546,975

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

37

MONY VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The MONY Variable Account A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MONY Life Insurance Company, and exists in accordance with the regulations of the Department of Financial Services of the State of New York. MONY Life Insurance Company was acquired by AXA Financial, Inc., which made MONY Life Insurance Company a wholly owned subsidiary of AXA Financial, Inc. MONY Life Insurance Company was later acquired by Protective Life Insurance Company, which made MONY Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

MONY C VA

MONY Custom Master

MONY L VA

MONY MONYMaster I

MONY MONYMaster II

MONY VA

MONY ValueMaster

38

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 53 Subaccounts, as follows:

1290 VT Equity Income Portfolio, Class IA

1290 VT Equity Income Portfolio, Class IB

1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB

1290 VT GAMCO Small Company Value Portfolio, Class IB

1290 VT Socially Responsible Portfolio, Class IA

1290 VT Socially Responsible Portfolio, Class IB

BNY Mellon Stock Index Fund, Initial Shares

EQ/AB Small Cap Growth Portfolio, Class IA

EQ/Aggressive Allocation Portfolio, Class B

EQ/All Asset Growth Allocation Portfolio, Class IB

EQ/Capital Group Research Portfolio, Class IA

EQ/Conservative Allocation Portfolio, Class B

EQ/Conservative-Plus Allocation Portfolio, Class B

EQ/Core Bond Index Portfolio, Class IA

EQ/Core Plus Bond Portfolio, Class A

EQ/Global Equity Managed Volatility Portfolio, Class IA

EQ/Intermediate Government Bond Portfolio, Class IA

EQ/Janus Enterprise Portfolio, Class IA

EQ/JPMorgan Growth Allocation Portfolio, Class IB

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB

EQ/Large Cap Value Index Portfolio, Class IA

EQ/Large Cap Value Managed Volatility Portfolio, Class IA

EQ/Loomis Sayles Growth Portfolio, Class IB

EQ/MFS International Growth Portfolio, Class IB

EQ/Mid Cap Index Portfolio, Class IA

EQ/Mid Cap Value Managed Volatility Portfolio, Class IA

EQ/Moderate Allocation Portfolio, Class B

EQ/Moderate-Plus Allocation Portfolio, Class B

EQ/Money Market Portfolio, Class IA

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

EQ/PIMCO Ultra Short Bond Portfolio, Class IB

EQ/Quality Bond PLUS Portfolio, Class IB

EQ/Small Company Index Portfolio, Class IA

EQ/Value Equity Portfolio, Class IB

Fidelity VIP Contrafund Portfolio, Service Class

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Forty Fund, Class I

Janus Henderson Forty Fund, Class S

Janus Henderson Global Research Fund, Class I

Janus Henderson Overseas Fund, Class S

MFS Utilities Series, Initial Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

ProFund VP Bear

ProFund VP Rising Rates Opportunity

ProFund VP UltraBull

39

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

40

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

41

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

1290 VT Equity Income Portfolio, Class IA	$652	$113
1290 VT Equity Income Portfolio, Class IB	56,822	71,541
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	6,792	11,638
1290 VT GAMCO Small Company Value Portfolio, Class IB	1,140,678	2,441,293
1290 VT Socially Responsible Portfolio, Class IA	12,695	16,017
1290 VT Socially Responsible Portfolio, Class IB	72	13,901
BNY Mellon Stock Index Fund, Initial Shares	118,807	228,752
EQ/AB Small Cap Growth Portfolio, Class IA	3,037	17,889
EQ/Aggressive Allocation Portfolio, Class B	6,591	1,984
EQ/All Asset Growth Allocation Portfolio, Class IB	332,662	1,102,120
EQ/Capital Group Research Portfolio, Class IA	155,865	247,065
EQ/Conservative Allocation Portfolio, Class B	3,694	9,336
EQ/Conservative-Plus Allocation Portfolio, Class B	17,172	6,791
EQ/Core Bond Index Portfolio, Class IA	38,235	234,025
EQ/Core Plus Bond Portfolio, Class A	3,538	16,064
EQ/Global Equity Managed Volatility Portfolio, Class IA	17,565	28,154
EQ/Intermediate Government Bond Portfolio, Class IA	13,567	139,715
EQ/Janus Enterprise Portfolio, Class IA	57,163	163,945
EQ/JPMorgan Growth Allocation Portfolio, Class IB	834,041	847,124
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	86,474	107,276
EQ/Large Cap Value Index Portfolio, Class IA	78,044	154,568
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	23,196	27,704
EQ/Loomis Sayles Growth Portfolio, Class IB	239,617	457,736
EQ/MFS International Growth Portfolio, Class IB	87,035	117,817
EQ/Mid Cap Index Portfolio, Class IA	35,040	95,305
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	99,460	269,757
EQ/Moderate Allocation Portfolio, Class B	22,739	169,845
EQ/Moderate-Plus Allocation Portfolio, Class B	18,986	201,763
EQ/Money Market Portfolio, Class IA	1,089,464	1,528,576
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	4,213	118,803
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	7,432	9,780
EQ/Quality Bond PLUS Portfolio, Class IB	7,073	68,010
EQ/Small Company Index Portfolio, Class IA	15,086	54,022
EQ/Value Equity Portfolio, Class IB	9,807	57,421
Fidelity VIP Contrafund Portfolio, Service Class	86,537	438,590
Franklin Income VIP Fund, Class 2	112,673	137,671
Franklin Rising Dividends VIP Fund, Class 2	83,809	139,490
Invesco V.I. Diversified Dividend Fund, Series I	27,168	15,616
Invesco V.I. Global Core Equity Fund	1,457	17,139
Invesco V.I. Global Fund, Series II	130,183	98,449
Invesco V.I. Health Care Fund, Series I	1,870	37,421
Invesco V.I. Technology Fund, Series I	25,939	36,110
Janus Henderson Balanced Fund, Class I	22,556	57,849
Janus Henderson Enterprise Fund, Class I	120,013	324,714
Janus Henderson Forty Fund, Class I	9,008	93,329

42

Subaccount	Purchases	Sales

Janus Henderson Forty Fund, Class S	$581	$120,827
Janus Henderson Global Research Fund, Class I	29,654	104,290
Janus Henderson Overseas Fund, Class S	7,161	86,541
MFS Utilities Series, Initial Class	21,735	68,871
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	3,233	42,959
ProFund VP Bear	37	515
ProFund VP Rising Rates Opportunity	8	84
ProFund VP UltraBull	1,367	135,402

43

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

1290 VT Equity Income Portfolio, Class IA	-	1	(1)	0	*	1		(1)
1290 VT Equity Income Portfolio, Class IB	238	2,094	(1,856)	24		1,078		(1,054)
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB	97	553	(456)	64		129		(65)
1290 VT GAMCO Small Company Value Portfolio, Class IB	927	17,052	(16,125)	515		10,318		(9,803)
1290 VT Socially Responsible Portfolio, Class IA	14	491	(477)	178		1,566		(1,388)
1290 VT Socially Responsible Portfolio, Class IB	-	461	(461)	1		0	*	1
BNY Mellon Stock Index Fund, Initial Shares	264	6,590	(6,326)	568		10,679		(10,111)
EQ/AB Small Cap Growth Portfolio, Class IA	64	420	(356)	95		549		(454)
EQ/Aggressive Allocation Portfolio, Class B	-	5	(5)	7		2,691		(2,684)
EQ/All Asset Growth Allocation Portfolio, Class IB	1,373	14,971	(13,598)	1,240		20,504		(19,264)
EQ/Capital Group Research Portfolio, Class IA	432	5,903	(5,471)	1,285		8,475		(7,190)
EQ/Conservative Allocation Portfolio, Class B	65	698	(633)	76		31		45
EQ/Conservative-Plus Allocation Portfolio, Class B	-	139	(139)	5,641		228		5,413
EQ/Core Bond Index Portfolio, Class IA	543	17,392	(16,849)	896		4,388		(3,492)
EQ/Core Plus Bond Portfolio, Class A	10	1,136	(1,126)	21		4,019		(3,998)
EQ/Global Equity Managed Volatility Portfolio, Class IA	17	530	(513)	30		73		(43)
EQ/Intermediate Government Bond Portfolio, Class IA	100	10,296	(10,196)	718		7,311		(6,593)
EQ/Janus Enterprise Portfolio, Class IA	20	4,051	(4,031)	74		1,611		(1,537)
EQ/JPMorgan Growth Allocation Portfolio, Class IB	206	12,836	(12,630)	1,121		11,109		(9,988)
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	52	2,761	(2,709)	89		5,134		(5,045)
EQ/Large Cap Value Index Portfolio, Class IA	660	4,571	(3,911)	207		2,321		(2,114)
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	23	1,028	(1,005)	11		124		(113)
EQ/Loomis Sayles Growth Portfolio, Class IB	644	11,834	(11,190)	939		16,121		(15,182)
EQ/MFS International Growth Portfolio, Class IB	380	3,713	(3,333)	471		4,342		(3,871)
EQ/Mid Cap Index Portfolio, Class IA	100	2,364	(2,264)	131		1,924		(1,793)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	237	8,272	(8,035)	261		2,222		(1,961)

* The Subaccount has units that round to less than one.

44

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/Moderate Allocation Portfolio, Class B	-	12,252	(12,252)	46	1,796	(1,750)
EQ/Moderate-Plus Allocation Portfolio, Class B	-	12,161	(12,161)	34	1,550	(1,516)
EQ/Money Market Portfolio, Class IA	108,281	157,179	(48,898)	78,411	45,504	32,907
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	363	8,774	(8,411)	645	8,090	(7,445)
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	-	643	(643)	14	2,516	(2,502)
EQ/Quality Bond PLUS Portfolio, Class IB	91	4,269	(4,178)	100	1,247	(1,147)
EQ/Small Company Index Portfolio, Class IA	1	1,301	(1,300)	37	295	(258)
EQ/Value Equity Portfolio, Class IB	66	2,067	(2,001)	91	691	(600)
Fidelity VIP Contrafund Portfolio, Service Class	128	9,781	(9,653)	657	10,481	(9,824)
Franklin Income VIP Fund, Class 2	163	4,642	(4,479)	221	3,351	(3,130)
Franklin Rising Dividends VIP Fund, Class 2	3	2,706	(2,703)	140	1,230	(1,090)
Invesco V.I. Diversified Dividend Fund, Series I	73	831	(758)	29	2,024	(1,995)
Invesco V.I. Global Core Equity Fund	54	851	(797)	71	48	23
Invesco V.I. Global Fund, Series II	135	1,930	(1,795)	648	2,219	(1,571)
Invesco V.I. Health Care Fund, Series I	53	920	(867)	68	833	(765)
Invesco V.I. Technology Fund, Series I	596	721	(125)	24	1,034	(1,010)
Janus Henderson Balanced Fund, Class I	266	1,440	(1,174)	1,662	2,197	(535)
Janus Henderson Enterprise Fund, Class I	274	11,443	(11,169)	432	3,589	(3,157)
Janus Henderson Forty Fund, Class I	173	1,953	(1,780)	164	3,579	(3,415)
Janus Henderson Forty Fund, Class S	-	1,784	(1,784)	10	843	(833)
Janus Henderson Global Research Fund, Class I	318	6,790	(6,472)	452	5,375	(4,923)
Janus Henderson Overseas Fund, Class S	46	2,692	(2,646)	100	1,346	(1,246)
MFS Utilities Series, Initial Class	-	1,091	(1,091)	6	330	(324)
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	7	2,469	(2,462)	15	2,024	(2,009)
ProFund VP Bear	-	532	(532)	2	542	(540)
ProFund VP Rising Rates Opportunity	-	4	(4)	1	525	(524)
ProFund VP UltraBull	20	2,157	(2,137)	51	147	(96)

Note: Units may not foot/crossfoot due to rounding.

45

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.20% - 3.15% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.5% of each contribution, if applicable

Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $50 annually

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on loan balances and the amount of interest credited to amounts held in the loan account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	2.5% of the loan balance

Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders that are requested during the period specified in the variable annuity. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	0.00% - 8.00% of amount surrendered

46

Expense Type	Range
Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any Contract year

The Company offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules.

47

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

1290 VT Equity Income Portfolio, Class IA
2023	0	*	$26.47	$26.47	$8	2.16%	1.25%	1.25%	4.11%	4.11%
2022	0	*	25.43	25.43	8	1.81%	1.25%	1.25%	1.81%	1.81%
2021	0	*	24.98	24.98	8	1.59%	1.25%	1.25%	24.82%	24.82%
2020	0	*	20.01	20.01	6	1.76%	1.25%	1.25%	(5.72)%	(5.72)%
2019	0	*	21.23	21.23	7	2.40%	1.25%	1.25%	22.67%	22.67%
1290 VT Equity Income Portfolio, Class IB
2023	19		32.91	29.81	613	2.00%	1.20%	2.37%	4.16%	2.95%
2022	21		31.59	28.95	646	1.75%	1.20%	2.37%	1.86%	0.68%
2021	22		31.02	28.76	668	1.51%	1.20%	2.37%	24.88%	23.43%
2020	24		24.84	23.30	584	1.69%	1.20%	2.37%	(5.68)%	(6.77)%
2019	26		26.33	24.99	661	2.26%	1.20%	2.37%	22.73%	21.31%
1290 VT GAMCO Mergers & Acquisitions Portfolio, Class IB
2023	6		18.80	17.76	107	1.79%	1.20%	1.45%	8.22%	7.95%
2022	6		17.37	16.45	108	0.32%	1.20%	1.45%	(7.14)%	(7.37)%
2021	6		18.70	17.76	117	0.65%	1.20%	1.45%	9.78%	10.06%
2020	7		16.18	17.45	119	0.17%	1.20%	2.42%	(2.72)%	(2.47)%
2019	7		16.63	17.91	122	3.68%	1.20%	2.42%	7.06%	7.33%

* The Subaccount has units and/or dollars that round to less than one thousand.

48

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

1290 VT GAMCO Small Company Value Portfolio, Class IB
2023	108		$71.57	$54.95	$12,361	0.60%	1.20%	2.37%	19.61%	18.22%
2022	124		59.84	46.48	12,270	0.48%	1.20%	2.37%	(11.73)%	(12.76)%
2021	134		67.79	53.28	15,521	0.64%	1.20%	2.37%	22.21%	23.64%
2020	144		43.60	276.56	13,848	0.60%	1.20%	2.42%	6.95%	8.20%
2019	164		40.77	255.71	15,042	0.60%	1.20%	2.42%	20.46%	21.88%
1290 VT Socially Responsible Portfolio, Class IA
2023	20		23.37	23.37	461	0.74%	1.35%	1.35%	25.80%	25.80%
2022	20		18.57	18.57	376	0.57%	1.35%	1.35%	(23.13)%	(23.13)%
2021	22		24.16	24.16	522	0.50%	1.35%	1.35%	28.57%	28.57%
2020	19		18.79	18.79	353	0.70%	1.35%	1.35%	18.35%	18.35%
2019	20		15.88	15.88	325	0.91%	1.35%	1.35%	28.52%	28.52%
1290 VT Socially Responsible Portfolio, Class IB
2023	0	*	35.05	35.05	3	0.27%	1.45%	1.45%	25.67%	25.67%
2022	1		27.89	27.89	15	0.61%	1.45%	1.45%	(23.23)%	(23.23)%
2021	1		36.33	36.33	19	0.39%	1.45%	1.45%	28.44%	28.44%
2020	1		28.29	28.29	22	0.56%	1.45%	1.45%	18.23%	18.23%
2019	1		23.93	23.93	32	0.95%	1.45%	1.45%	28.39%	28.39%
BNY Mellon Stock Index Fund, Initial Shares
2023	67		33.83	33.83	2,282	1.42%	1.35%	1.35%	24.25%	24.25%
2022	74		27.23	27.23	2,009	1.27%	1.35%	1.35%	(19.41)%	(19.41)%
2021	84		33.79	33.79	2,835	1.13%	1.35%	1.35%	26.69%	26.69%
2020	96		26.67	26.67	2,569	1.46%	1.35%	1.35%	16.43%	16.43%
2019	111		22.91	22.91	2,542	1.70%	1.35%	1.35%	29.42%	29.42%

* The Subaccount has units and/or dollars that round to less than one thousand.

49

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/AB Small Cap Growth Portfolio, Class IA
2023	6	$37.26	$34.82	$227	0.24%	1.20%	2.37%	16.33%	14.98%
2022	6	32.03	30.28	208	0.11%	1.20%	2.37%	(29.31)%	(30.13)%
2021	7	45.31	43.34	316	0.00%	1.20%	2.37%	10.27%	11.57%
2020	7	39.30	42.84	297	0.07%	1.20%	2.42%	32.88%	34.44%
2019	8	29.58	31.95	240	0.16%	1.20%	2.42%	24.81%	26.28%
EQ/Aggressive Allocation Portfolio, Class B
2023	9	19.13	18.36	162	1.40%	1.20%	1.45%	17.03%	16.74%
2022	9	16.35	15.73	138	0.71%	1.20%	1.45%	(19.33)%	(19.53)%
2021	11	20.27	19.54	225	3.92%	1.20%	1.45%	15.49%	15.78%
2020	13	16.92	17.51	232	2.56%	1.20%	2.42%	13.74%	14.02%
2019	14	14.88	15.35	211	1.76%	1.20%	2.42%	22.70%	23.00%
EQ/All Asset Growth Allocation Portfolio, Class IB
2023	130	20.93	21.46	7,569	1.79%	1.20%	1.45%	12.80%	12.52%
2022	144	18.56	19.07	7,603	1.15%	1.20%	1.45%	(15.49)%	(15.70)%
2021	163	21.96	22.63	10,542	3.84%	1.20%	1.45%	9.33%	9.60%
2020	186	17.00	101.20	10,655	1.37%	1.20%	2.42%	10.67%	10.95%
2019	214	15.35	91.26	11,017	1.66%	1.20%	2.42%	17.38%	17.67%
EQ/Capital Group Research Portfolio, Class IA
2023	72	55.26	49.70	2,775	0.34%	1.20%	1.45%	21.53%	21.22%
2022	78	45.47	41.00	2,463	0.15%	1.20%	1.45%	(19.93)%	(20.13)%
2021	85	56.79	51.33	3,322	0.00%	1.20%	1.45%	21.29%	21.60%
2020	100	28.98	46.71	3,182	0.14%	1.20%	2.42%	21.50%	21.80%
2019	45	23.83	38.35	1,196	0.59%	1.20%	2.42%	30.97%	31.30%

50

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Conservative Allocation Portfolio, Class B
2023	8	$12.31	$11.81	$94	2.30%	1.20%	1.45%	6.67%	6.40%
2022	8	11.54	11.10	95	1.41%	1.20%	1.45%	(13.64)%	(13.85)%
2021	8	13.37	12.89	110	1.37%	1.20%	1.45%	1.23%	1.48%
2020	9	12.73	13.17	118	1.85%	1.20%	2.42%	5.77%	6.04%
2019	8	12.04	12.42	104	1.11%	1.20%	2.42%	7.66%	7.93%
EQ/Conservative-Plus Allocation Portfolio, Class B
2023	30	14.05	12.99	417	2.07%	1.25%	1.72%	9.55%	9.04%
2022	30	12.82	11.92	382	1.38%	1.25%	1.72%	(15.61)%	(16.01)%
2021	24	15.19	14.19	370	2.15%	1.25%	1.72%	4.91%	5.41%
2020	24	13.52	14.51	352	2.12%	1.20%	2.42%	8.11%	8.62%
2019	22	12.51	13.27	285	1.64%	1.20%	2.42%	11.55%	12.07%
EQ/Core Bond Index Portfolio, Class IA
2023	125	13.65	9.04	1,516	1.98%	1.20%	2.37%	3.31%	2.12%
2022	142	13.22	8.86	1,673	1.58%	1.20%	2.37%	(9.83)%	(10.88)%
2021	146	14.66	9.94	1,904	1.28%	1.20%	2.37%	(4.39)%	(3.26)%
2020	178	10.39	15.15	2,406	1.37%	1.20%	2.42%	3.58%	4.80%
2019	197	10.03	14.46	2,544	1.85%	1.20%	2.42%	3.78%	5.00%
EQ/Core Plus Bond Portfolio, Class A
2023	11	14.00	10.91	149	2.28%	1.20%	1.77%	3.28%	2.70%
2022	12	13.55	10.62	159	2.08%	1.20%	1.77%	(13.97)%	(14.46)%
2021	16	15.75	12.42	246	1.25%	1.20%	1.77%	(3.41)%	(2.86)%
2020	19	12.86	16.22	297	2.04%	1.20%	2.42%	12.85%	13.49%
2019	20	11.39	14.29	282	2.04%	1.20%	2.42%	5.04%	5.64%

51

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Global Equity Managed Volatility Portfolio, Class IA
2023	7	$50.04	$46.71	$358	0.87%	1.20%	1.77%	19.89%	19.21%
2022	8	41.74	39.18	319	0.32%	1.20%	1.77%	(21.89)%	(22.33)%
2021	8	53.43	50.45	412	0.86%	1.20%	1.77%	13.86%	14.51%
2020	9	44.31	46.66	420	0.59%	1.20%	2.42%	12.27%	12.92%
2019	10	39.46	41.32	390	1.28%	1.20%	2.42%	23.07%	23.78%
EQ/Intermediate Government Bond Portfolio, Class IA
2023	33	11.52	9.78	462	2.36%	1.20%	1.77%	2.64%	2.06%
2022	43	11.22	9.58	581	0.87%	1.20%	1.77%	(8.74)%	(9.26)%
2021	49	12.30	10.56	720	0.68%	1.20%	1.77%	(3.85)%	(3.30)%
2020	56	10.98	17.93	834	0.94%	1.20%	2.42%	2.47%	3.06%
2019	62	10.72	17.41	887	1.53%	1.20%	2.42%	2.34%	2.93%
EQ/Janus Enterprise Portfolio, Class IA
2023	20	30.58	32.21	856	0.03%	1.20%	2.37%	15.63%	14.29%
2022	24	26.45	28.18	884	0.00%	1.20%	2.37%	(17.56)%	(18.52)%
2021	25	32.08	34.59	1,140	0.09%	1.20%	2.37%	14.10%	15.45%
2020	31	27.79	43.10	1,215	0.00%	1.20%	2.42%	16.03%	17.40%
2019	33	23.67	36.80	1,094	0.02%	1.20%	2.42%	33.26%	34.83%
EQ/JPMorgan Growth Allocation Portfolio, Class IB
2023	89	171.64	32.56	6,071	0.00%	1.25%	1.35%	44.51%	44.37%
2022	102	118.77	22.56	4,816	0.00%	1.25%	1.35%	(39.40)%	(39.46)%
2021	112	195.99	37.26	8,928	0.00%	1.25%	1.35%	12.30%	12.41%
2020	130	33.18	174.35	10,522	0.00%	1.25%	1.35%	34.72%	34.86%
2019	147	24.63	129.28	8,707	0.00%	1.25%	1.35%	29.34%	29.47%

52

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB
2023	24	$41.50	$41.50	$1,001	0.41%	1.35%	1.35%	37.13%	37.13%
2022	27	30.26	30.26	812	0.06%	1.35%	1.35%	(31.51)%	(31.51)%
2021	32	44.18	44.18	1,409	0.00%	1.35%	1.35%	22.71%	22.71%
2020	35	36.01	36.01	1,278	0.07%	1.35%	1.35%	30.24%	30.24%
2019	46	27.65	27.65	1,260	0.43%	1.35%	1.35%	31.92%	31.92%
EQ/Large Cap Value Index Portfolio, Class IA
2023	42	32.50	27.79	1,337	1.57%	1.20%	2.37%	9.41%	8.14%
2022	46	29.70	25.69	1,339	1.39%	1.20%	2.37%	(9.32)%	(10.37)%
2021	48	32.76	28.67	1,547	1.32%	1.20%	2.37%	21.37%	22.80%
2020	47	23.62	26.67	1,242	1.69%	1.20%	2.42%	(0.19)%	0.99%
2019	48	23.66	26.43	1,254	2.50%	1.20%	2.42%	22.69%	24.13%
EQ/Large Cap Value Managed Volatility Portfolio, Class IA
2023	9	24.18	24.94	337	1.62%	1.20%	1.45%	12.62%	12.34%
2022	10	21.47	22.20	322	1.24%	1.20%	1.45%	(12.64)%	(12.86)%
2021	11	24.58	25.48	371	0.98%	1.20%	1.45%	23.03%	23.34%
2020	11	19.93	114.37	312	1.17%	1.20%	2.42%	4.16%	4.42%
2019	13	19.09	109.58	444	1.99%	1.20%	2.42%	23.63%	23.94%
EQ/Loomis Sayles Growth Portfolio, Class IB
2023	136	49.93	45.74	5,493	0.00%	1.20%	2.37%	42.03%	40.39%
2022	147	35.15	32.58	4,184	0.00%	1.20%	2.37%	(28.83)%	(29.66)%
2021	162	49.40	46.32	6,477	0.00%	1.20%	2.37%	13.46%	14.79%
2020	176	31.95	45.31	6,126	0.00%	1.20%	2.42%	27.86%	29.36%
2019	203	24.74	35.23	5,478	0.03%	1.20%	2.42%	28.26%	29.77%

53

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/MFS International Growth Portfolio, Class IB
2023	69	$34.67	$18.68	$1,641	1.22%	1.25%	1.35%	12.97%	12.85%
2022	72	30.69	16.56	1,536	0.79%	1.25%	1.35%	(16.24)%	(16.32)%
2021	76	36.64	19.78	1,936	0.22%	1.25%	1.35%	7.96%	8.06%
2020	92	18.33	33.90	2,104	0.41%	1.25%	1.35%	13.80%	13.91%
2019	99	16.10	29.76	1,979	1.26%	1.25%	1.35%	25.54%	25.66%
EQ/Mid Cap Index Portfolio, Class IA
2023	17	42.24	34.31	676	0.96%	1.20%	2.37%	14.38%	13.05%
2022	19	36.93	30.35	670	0.90%	1.20%	2.37%	(14.63)%	(15.62)%
2021	21	43.26	35.97	859	0.61%	1.20%	2.37%	20.98%	22.41%
2020	24	29.73	35.34	801	0.85%	1.20%	2.42%	10.21%	11.51%
2019	25	26.98	31.70	759	1.08%	1.20%	2.42%	22.44%	23.88%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA
2023	48	33.51	28.33	1,550	1.38%	1.20%	2.37%	11.85%	10.55%
2022	56	29.96	25.63	1,625	0.89%	1.20%	2.37%	(15.58)%	(16.56)%
2021	58	35.49	30.71	1,997	0.58%	1.20%	2.37%	24.42%	25.88%
2020	61	24.69	28.20	1,693	0.99%	1.20%	2.42%	2.51%	3.71%
2019	65	24.08	27.19	1,729	1.48%	1.20%	2.42%	23.62%	25.08%
EQ/Moderate Allocation Portfolio, Class B
2023	40	14.81	13.59	572	1.82%	1.20%	1.72%	11.01%	10.44%
2022	52	13.34	12.31	674	1.20%	1.20%	1.72%	(16.47)%	(16.91)%
2021	54	15.97	14.81	836	2.60%	1.20%	1.72%	6.57%	7.12%
2020	57	13.90	14.91	825	2.16%	1.20%	2.42%	9.36%	9.93%
2019	57	12.71	13.56	758	1.64%	1.20%	2.42%	13.57%	14.16%

54

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Moderate-Plus Allocation Portfolio, Class B
2023	26	$17.12	$16.42	$435	1.34%	1.20%	1.45%	13.95%	13.67%
2022	38	15.02	14.45	558	0.99%	1.20%	1.45%	(18.04)%	(18.25)%
2021	40	18.33	17.67	710	3.45%	1.20%	1.45%	11.05%	11.33%
2020	43	15.91	16.46	689	2.37%	1.20%	2.42%	12.46%	12.74%
2019	43	14.15	14.60	622	1.61%	1.20%	2.42%	18.27%	18.56%
EQ/Money Market Portfolio, Class IA
2023	103	10.03	8.10	984	4.33%	1.20%	2.37%	3.21%	2.01%
2022	152	9.72	7.94	1,423	1.07%	1.20%	2.37%	(0.11)%	(1.26)%
2021	119	9.76	8.04	1,111	0.00%	1.20%	2.37%	(2.16)%	(1.01)%
2020	144	8.22	9.83	1,364	0.20%	1.20%	2.42%	(2.14)%	(0.99)%
2019	160	8.40	9.93	1,547	1.51%	1.20%	2.42%	(0.86)%	0.30%
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB
2023	72	13.90	13.32	989	0.00%	1.20%	2.37%	32.80%	31.26%
2022	80	10.47	10.15	834	0.01%	1.20%	2.37%	(44.79)%	(45.43)%
2021	88	18.96	18.59	1,655	0.00%	1.20%	2.37%	0.27%	1.45%
2020	109	18.55	18.69	2,027	0.00%	1.20%	2.42%	-	-
EQ/PIMCO Ultra Short Bond Portfolio, Class IB
2023	15	12.31	11.61	187	4.00%	1.20%	1.45%	4.37%	4.11%
2022	16	11.79	11.15	186	1.27%	1.20%	1.45%	(1.79)%	(2.03)%
2021	19	12.01	11.38	219	0.30%	1.20%	1.45%	(1.89)%	(1.64)%
2020	33	11.60	12.21	390	0.75%	1.20%	2.42%	(0.34)%	(0.09)%
2019	33	11.64	12.22	399	2.16%	1.20%	2.42%	1.08%	1.33%

55

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Quality Bond PLUS Portfolio, Class IB
2023	15	$22.11	$14.52	$267	1.93%	1.25%	1.35%	2.93%	2.83%
2022	19	21.48	14.12	322	0.63%	1.25%	1.35%	(11.32)%	(11.41)%
2021	20	24.22	15.94	387	0.69%	1.25%	1.35%	(3.43)%	(3.33)%
2020	25	16.51	25.06	488	1.20%	1.25%	1.35%	4.55%	4.66%
2019	31	15.79	23.94	566	1.53%	1.25%	1.35%	4.22%	4.32%
EQ/Small Company Index Portfolio, Class IA
2023	5	41.88	40.71	362	1.07%	1.20%	1.45%	15.41%	15.13%
2022	7	36.29	35.36	360	0.85%	1.20%	1.45%	(20.77)%	(20.97)%
2021	7	45.80	44.74	467	0.67%	1.20%	1.45%	13.40%	13.69%
2020	7	39.45	174.58	422	0.87%	1.20%	2.42%	18.01%	18.30%
2019	8	33.43	147.65	375	1.11%	1.20%	2.42%	23.41%	23.72%
EQ/Value Equity Portfolio, Class IB
2023	25	27.63	26.39	667	1.14%	1.20%	1.45%	18.10%	17.81%
2022	27	23.40	22.40	612	1.00%	1.20%	1.45%	(16.12)%	(16.33)%
2021	27	27.89	26.78	747	0.75%	1.20%	1.45%	23.57%	23.88%
2020	24	18.99	22.52	536	1.62%	1.20%	2.42%	0.41%	1.59%
2019	23	18.91	22.16	501	1.96%	1.20%	2.42%	20.54%	21.96%
Fidelity VIP Contrafund Portfolio, Service Class
2023	47	46.84	46.84	2,205	0.36%	1.35%	1.35%	31.56%	31.56%
2022	57	35.60	35.60	2,020	0.34%	1.35%	1.35%	(27.37)%	(27.37)%
2021	67	49.02	49.02	3,262	0.05%	1.35%	1.35%	26.00%	26.00%
2020	79	38.91	38.91	3,056	0.15%	1.35%	1.35%	28.68%	28.68%
2019	94	30.23	30.23	2,845	0.37%	1.35%	1.35%	29.69%	29.69%

56

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Income VIP Fund, Class 2
2023	33	$28.87	$26.71	$947	5.13%	1.20%	1.72%	7.33%	6.78%
2022	38	26.89	25.01	1,001	4.81%	1.20%	1.72%	(6.60)%	(7.08)%
2021	41	28.79	26.92	1,160	4.49%	1.20%	1.72%	14.76%	15.36%
2020	49	23.46	24.96	1,198	5.34%	1.20%	2.42%	(1.02)%	(0.51)%
2019	52	23.70	25.09	1,276	5.45%	1.20%	2.42%	14.08%	14.67%
Franklin Rising Dividends VIP Fund, Class 2
2023	15	51.57	38.43	749	0.89%	1.20%	2.37%	10.74%	9.46%
2022	18	46.57	35.11	802	0.77%	1.20%	2.37%	(11.64)%	(12.66)%
2021	19	52.70	40.20	965	0.82%	1.20%	2.37%	23.82%	25.28%
2020	24	32.46	42.06	981	1.17%	1.20%	2.42%	13.25%	14.59%
2019	26	28.66	36.71	901	1.22%	1.20%	2.42%	26.21%	27.69%
Invesco V.I. Diversified Dividend Fund, Series I
2023	16	15.63	15.82	258	2.04%	1.20%	1.45%	7.75%	7.48%
2022	17	14.50	14.72	251	1.77%	1.20%	1.45%	(2.85)%	(3.09)%
2021	19	14.93	15.19	289	2.29%	1.20%	1.45%	17.18%	17.48%
2020	22	12.71	12.96	287	2.83%	1.20%	2.42%	(1.30)%	(1.05)%
2019	22	12.84	13.13	290	2.95%	1.20%	2.42%	23.29%	23.60%
Invesco V.I. Global Core Equity Fund
2023	4	20.31	21.03	81	0.55%	1.20%	1.45%	20.28%	19.98%
2022	5	16.89	17.53	81	0.33%	1.20%	1.45%	(22.81)%	(23.00)%
2021	5	21.88	22.77	105	0.90%	1.20%	1.45%	14.30%	14.59%
2020	6	19.09	19.92	114	1.20%	1.20%	2.42%	11.60%	11.88%
2019	6	17.07	17.85	109	1.47%	1.20%	2.42%	23.39%	23.70%

57

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Global Fund, Series II
2023	23	$50.12	$38.78	$1,154	0.00%	1.20%	2.37%	32.85%	31.31%
2022	25	37.73	29.53	937	0.00%	1.20%	2.37%	(32.75)%	(33.53)%
2021	27	56.10	44.43	1,486	0.00%	1.20%	2.37%	12.47%	13.80%
2020	40	39.50	52.17	1,978	0.40%	1.20%	2.42%	24.36%	25.82%
2019	41	31.76	41.53	1,631	0.68%	1.20%	2.42%	28.38%	29.89%
Invesco V.I. Health Care Fund, Series I
2023	14	34.39	34.98	503	0.00%	1.20%	1.45%	1.80%	1.54%
2022	15	33.78	34.45	525	0.00%	1.20%	1.45%	(14.35)%	(14.56)%
2021	16	39.44	40.32	645	0.20%	1.20%	1.45%	10.68%	10.96%
2020	17	35.54	36.43	614	0.29%	1.20%	2.42%	12.81%	13.09%
2019	18	31.43	32.29	566	0.04%	1.20%	2.42%	30.60%	30.92%
Invesco V.I. Technology Fund, Series I
2023	9	40.92	42.10	469	0.00%	1.20%	2.37%	45.20%	43.52%
2022	10	28.18	29.33	328	0.00%	1.20%	2.37%	(40.67)%	(41.36)%
2021	11	47.49	50.02	612	0.00%	1.20%	2.37%	11.73%	13.05%
2020	11	42.01	53.38	553	0.00%	1.20%	2.42%	42.70%	44.37%
2019	11	29.10	37.07	396	0.00%	1.20%	2.42%	32.70%	34.26%
Janus Henderson Balanced Fund, Class I
2023	18	36.78	36.78	676	2.10%	1.35%	1.35%	13.87%	13.87%
2022	20	32.30	32.30	632	1.38%	1.35%	1.35%	(17.52)%	(17.52)%
2021	20	39.17	39.17	787	0.91%	1.35%	1.35%	15.62%	15.62%
2020	21	33.87	33.87	723	1.65%	1.35%	1.35%	12.78%	12.78%
2019	29	30.03	30.03	868	1.91%	1.35%	1.35%	20.95%	20.95%

58

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson Enterprise Fund, Class I
2023	54	$29.23	$29.23	$1,588	0.15%	1.35%	1.35%	16.49%	16.49%
2022	66	25.09	25.09	1,643	0.35%	1.35%	1.35%	(17.07)%	(17.07)%
2021	69	30.25	30.25	2,077	0.32%	1.35%	1.35%	15.26%	15.26%
2020	73	26.25	26.25	1,920	0.07%	1.35%	1.35%	17.87%	17.87%
2019	88	22.27	22.27	1,964	0.21%	1.35%	1.35%	33.67%	33.67%
Janus Henderson Forty Fund, Class I
2023	29	46.54	46.54	1,354	0.19%	1.35%	1.35%	38.09%	38.09%
2022	31	33.71	33.71	1,040	0.16%	1.35%	1.35%	(34.44)%	(34.44)%
2021	34	51.41	51.41	1,763	0.00%	1.35%	1.35%	21.25%	21.25%
2020	36	42.40	42.40	1,537	0.26%	1.35%	1.35%	37.53%	37.53%
2019	41	30.83	30.83	1,249	0.15%	1.35%	1.35%	35.32%	35.32%
Janus Henderson Forty Fund, Class S
2023	7	75.30	71.17	496	0.11%	1.20%	1.72%	37.99%	37.28%
2022	9	54.57	51.84	455	0.05%	1.20%	1.72%	(34.52)%	(34.86)%
2021	9	83.34	79.58	765	0.00%	1.20%	1.72%	21.14%	20.51%
2020	10	68.80	66.04	649	0.16%	1.20%	1.72%	37.38%	36.67%
2019	11	50.08	48.32	541	0.02%	1.20%	1.72%	35.22%	34.52%
Janus Henderson Global Research Fund, Class I
2023	44	15.76	15.76	701	0.91%	1.35%	1.35%	25.08%	25.08%
2022	51	12.60	12.60	642	1.53%	1.35%	1.35%	(20.49)%	(20.49)%
2021	56	15.85	15.85	885	0.52%	1.35%	1.35%	16.51%	16.51%
2020	60	13.60	13.60	820	0.67%	1.35%	1.35%	18.45%	18.45%
2019	81	11.49	11.49	926	1.00%	1.35%	1.35%	27.31%	27.31%

59

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson Overseas Fund, Class S
2023	12	$31.79	$33.15	$377	1.42%	1.20%	1.77%	9.27%	8.65%
2022	15	29.10	30.51	420	1.55%	1.20%	1.77%	(9.92)%	(10.43)%
2021	16	32.30	34.07	506	1.05%	1.20%	1.77%	11.30%	11.94%
2020	17	27.95	30.61	477	1.06%	1.20%	2.42%	13.99%	14.64%
2019	18	24.44	26.85	443	1.83%	1.20%	2.42%	24.48%	25.20%
MFS Utilities Series, Initial Class
2023	4	56.22	46.72	210	3.54%	1.20%	2.37%	(3.27)%	(4.40)%
2022	5	58.12	48.86	285	2.40%	1.20%	2.37%	(0.44)%	(1.60)%
2021	5	58.38	49.66	306	1.68%	1.20%	2.37%	11.42%	12.73%
2020	6	44.57	56.65	301	2.21%	1.20%	2.42%	3.42%	4.64%
2019	7	43.09	54.27	326	4.13%	1.20%	2.42%	22.14%	23.58%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2023	4	19.04	13.67	76	2.22%	1.20%	1.77%	4.01%	3.42%
2022	7	18.31	13.22	115	1.39%	1.20%	1.77%	(12.06)%	(12.56)%
2021	9	20.82	15.12	169	4.55%	1.20%	1.77%	(5.84)%	(5.30)%
2020	12	16.06	21.98	254	2.41%	1.20%	2.42%	8.18%	8.80%
2019	13	14.84	20.20	249	2.44%	1.20%	2.42%	4.26%	4.86%
ProFund VP Bear
2023	15	0.79	0.60	10	0.31%	1.20%	1.45%	(16.28)%	(16.49)%
2022	15	0.94	0.72	13	0.00%	1.20%	1.45%	15.72%	15.43%
2021	16	0.82	0.62	11	0.00%	1.20%	1.45%	(25.71)%	(25.53)%
2020	16	0.84	1.10	16	0.50%	1.20%	2.42%	(26.69)%	(26.50)%
2019	16	1.15	1.49	21	0.10%	1.20%	2.42%	(24.06)%	(23.87)%

60

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ProFund VP Rising Rates Opportunity
2023	3	$1.66	$1.77	$6	0.13%	1.20%	1.45%	0.54%	0.29%
2022	3	1.65	1.76	6	0.00%	1.20%	1.45%	56.59%	56.20%
2021	4	1.05	1.13	4	0.00%	1.20%	1.45%	(1.51)%	(1.26)%
2020	5	1.07	1.22	5	0.64%	1.20%	2.42%	(27.76)%	(27.57)%
2019	5	1.47	1.69	8	0.17%	1.20%	2.42%	(18.60)%	(18.40)%
ProFund VP UltraBull
2023	8	77.25	63.75	623	0.00%	1.20%	2.37%	43.51%	41.85%
2022	10	53.83	44.94	547	0.00%	1.20%	2.37%	(39.85)%	(40.55)%
2021	10	89.49	75.59	920	0.00%	1.20%	2.37%	54.44%	56.26%
2020	11	48.95	60.43	622	0.76%	1.20%	2.42%	17.02%	18.40%
2019	13	41.83	51.17	634	0.27%	1.20%	2.42%	56.42%	58.26%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

61

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

62